Transactions with Related Parties (Details) - USD ($) $ in Thousands				6 Months Ended
	Jun. 17, 2025	Apr. 25, 2025	Apr. 07, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Management fees - related party				$ 944	$ 884
Due to related parties				8,220		$ 7,271
Payments for working capital purposes				188	0
Proceeds from related party loan				2,000	0
Payments of related party loan				2,000	0
Interest and finance costs				3,692	4,134
Certain Service Providers [Member]
Transactions with Related Parties [Abstract]
Shares granted (in shares)			75,000
Related Party [Member] | Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Parties [Abstract]
Management fees - related party				465	474
Due to related parties				5,922		5,597
Payments for working capital purposes				188
Proceeds from related party loan		$ 2,000
Interest rate		10.00%
Payments of related party loan	$ 2,000
Interest and finance costs				48
Related Party [Member] | Seanergy Management Corp. [Member]
Transactions with Related Parties [Abstract]
Due to related parties				1,129		670
Commercial management fees				158	176
Fees charged in relation to sale services				160
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Management fees - related party				479	$ 410
Due to related parties				1,169		$ 1,004
Fixed management fee				$ 14